FINANCIAL INSTRUMENTS (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Movement	R$ (243,942)	R$ 795,923	R$ (5,537,174)
Realization	(1,393,034)	(525,290)	R$ (1,667,886)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Fair value, net of taxes, beginning	3,803,844
Movement	64,413
Realization	(941,357)
Fair value, net of taxes, ending	2,926,900	3,803,844
Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Fair value, net of taxes, beginning	5,763,400
Movement	97,596
Realization	(1,426,299)
Fair value, net of taxes, ending	4,434,697	5,763,400
Income Tax And Social Contribution On Cash Flow Hedge Accounting [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Fair value, net of taxes, beginning	(1,959,556)
Movement	(33,183)
Realization	484,942
Fair value, net of taxes, ending	R$ (1,507,797)	R$ (1,959,556)